RELATED PARTIES - Equity Accounted Investees (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Services provided	$ 136	$ 82
Services received	14	2
Interest income	14	10
Advances to related parties	13	131
Trade receivables and other	19	17
Trade payables and accrued liabilities	$ 2	$ 0